Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Table Text Block [Abstract]
Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2010	$3,440
Provision charged to cost of sales	4,376
Usage	(3,649)
Adjustments to previously provided warranties, net	(198)
Currency translation	(59)
BALANCE AT DECEMBER 31, 2011	$3,910
Provision charged to cost of sales	4,631
Usage	(4,099)
Adjustments to previously provided warranties, net	(213)
Currency translation	134
BALANCE AT DECEMBER 31, 2012	$4,363

Inventories
Inventories
Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2012 and 2011:

	As of December 31,
(in thousands)	2012	2011
Raw materials	$29,755	$26,645
Work in process	34,231	33,757
Finished goods	71,307	71,834
Total inventories	$135,293	$132,236